Shareholder Report, Holdings (Details)	Dec. 31, 2024
Fidelity New Markets Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity New Markets Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity New Markets Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity New Markets Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity New Markets Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity New Markets Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity New Markets Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity New Markets Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity New Markets Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity New Markets Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity New Markets Income Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity New Markets Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity New Markets Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity New Markets Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity New Markets Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity New Markets Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity New Markets Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity New Markets Income Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity New Markets Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity New Markets Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity New Markets Income Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity New Markets Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity New Markets Income Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity New Markets Income Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity New Markets Income Fund | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity New Markets Income Fund | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity New Markets Income Fund | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity New Markets Income Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity New Markets Income Fund | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity New Markets Income Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Fidelity New Markets Income Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity New Markets Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity New Markets Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity New Markets Income Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity New Markets Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor New Markets Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor New Markets Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Markets Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor New Markets Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor New Markets Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor New Markets Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor New Markets Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor New Markets Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor New Markets Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor New Markets Income Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor New Markets Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor New Markets Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Markets Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor New Markets Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor New Markets Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor New Markets Income Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor New Markets Income Fund - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Markets Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor New Markets Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor New Markets Income Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor New Markets Income Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor New Markets Income Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor New Markets Income Fund - Class M | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor New Markets Income Fund - Class M | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor New Markets Income Fund - Class M | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class M | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class M | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class M | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor New Markets Income Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Fidelity Advisor New Markets Income Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor New Markets Income Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Advisor New Markets Income Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Markets Income Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor New Markets Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor New Markets Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor New Markets Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Markets Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor New Markets Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor New Markets Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor New Markets Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor New Markets Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor New Markets Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor New Markets Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor New Markets Income Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor New Markets Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor New Markets Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Markets Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor New Markets Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor New Markets Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor New Markets Income Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor New Markets Income Fund - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Markets Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor New Markets Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor New Markets Income Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor New Markets Income Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor New Markets Income Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor New Markets Income Fund - Class I | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor New Markets Income Fund - Class I | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor New Markets Income Fund - Class I | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class I | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class I | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class I | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor New Markets Income Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Fidelity Advisor New Markets Income Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor New Markets Income Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Advisor New Markets Income Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Markets Income Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor New Markets Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor New Markets Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor New Markets Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Markets Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor New Markets Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor New Markets Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor New Markets Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor New Markets Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor New Markets Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor New Markets Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor New Markets Income Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor New Markets Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor New Markets Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Markets Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor New Markets Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor New Markets Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor New Markets Income Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor New Markets Income Fund - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Markets Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor New Markets Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor New Markets Income Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor New Markets Income Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor New Markets Income Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor New Markets Income Fund - Class C | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor New Markets Income Fund - Class C | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor New Markets Income Fund - Class C | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class C | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class C | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class C | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor New Markets Income Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Fidelity Advisor New Markets Income Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor New Markets Income Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Advisor New Markets Income Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Markets Income Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor New Markets Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor New Markets Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor New Markets Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Markets Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor New Markets Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor New Markets Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor New Markets Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor New Markets Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor New Markets Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor New Markets Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor New Markets Income Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor New Markets Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor New Markets Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Markets Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor New Markets Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor New Markets Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor New Markets Income Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor New Markets Income Fund - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Markets Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor New Markets Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor New Markets Income Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor New Markets Income Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor New Markets Income Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor New Markets Income Fund - Class A | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor New Markets Income Fund - Class A | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor New Markets Income Fund - Class A | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class A | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class A | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class A | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor New Markets Income Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Fidelity Advisor New Markets Income Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor New Markets Income Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Advisor New Markets Income Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Markets Income Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor New Markets Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor New Markets Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor New Markets Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Markets Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor New Markets Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor New Markets Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor New Markets Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor New Markets Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor New Markets Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor New Markets Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor New Markets Income Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor New Markets Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor New Markets Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Markets Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor New Markets Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor New Markets Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor New Markets Income Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor New Markets Income Fund - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Markets Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor New Markets Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor New Markets Income Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor New Markets Income Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor New Markets Income Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor New Markets Income Fund - Class Z | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor New Markets Income Fund - Class Z | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor New Markets Income Fund - Class Z | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class Z | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class Z | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor New Markets Income Fund - Class Z | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor New Markets Income Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Fidelity Advisor New Markets Income Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor New Markets Income Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Advisor New Markets Income Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Markets Income Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor New Markets Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%